UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7115

                      (Investment Company Act File Number)


                      Federated Total Return Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  9/30/07


                Date of Reporting Period:  Quarter ended 6/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED MORTGAGE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                   MORTGAGE-BACKED SECURITIES--84.1%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--54.3%
  $ 13,260,596     4.500%, 6/1/2019 - 10/1/2020                                                                       $   12,625,031
    80,080,437   1 5.000%, 2/1/2019 - 7/1/2037                                                                            75,831,484
    67,878,445   1 5.500%, 4/1/2021 - 7/1/2037                                                                            65,848,665
    38,715,631   1 6.000%, 4/1/2036 - 8/1/2037                                                                            38,348,260
    10,000,000   1 6.500%, 8/1/2037                                                                                       10,092,726
       815,785     7.500%, 1/1/2027 - 2/1/2031                                                                               854,988
        53,229     8.000%, 3/1/2031                                                                                           55,729
                      TOTAL                                                                                              203,656,883
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--28.4%
    10,549,922     4.500%, 12/1/2019 - 9/1/2035                                                                            9,666,675
     6,804,481     5.000%, 7/1/2019 - 10/1/2035                                                                            6,434,631
    24,858,243     5.500%, 9/1/2034 - 12/1/2035                                                                           24,030,164
    44,373,191   1 6.000%, 11/1/2034 - 7/1/2037                                                                           43,920,820
    20,949,582   1 6.500%, 2/1/2014 - 8/1/2037                                                                            21,150,634
     1,048,526     7.000%, 6/1/2016 - 2/1/2030                                                                             1,079,453
        30,531     7.500%, 4/1/2015                                                                                           31,648
        29,152     8.000%, 12/1/2026                                                                                          30,709
                      TOTAL                                                                                              106,344,734
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.4%
     5,000,000   1 5.500%, 7/15/2037                                                                                       4,848,721
       193,467     7.000%, 9/15/2028 - 11/15/2031                                                                            200,924
       358,989     8.000%, 10/15/2030 - 11/15/2030                                                                           375,789
                      TOTAL                                                                                                5,425,434
                      TOTAL MORTGAGE-BACKED SECURITIES                                                                   315,427,051
                      (IDENTIFIED COST $316,969,637)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--21.2%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--9.1%
     1,430,258     4.500%, 8/15/2011, REMIC 2706 IO                                                                           13,720
     4,500,000     5.620%, 1/15/2037, REMIC 3260 PF                                                                        4,510,073
     4,086,653     5.630%, 6/15/2036, REMIC 3175 FE                                                                        4,079,900
     5,484,501     5.650%, 5/15/2036, REMIC 3160 FD                                                                        5,480,609
     5,646,526     5.670%, 4/15/2036, REMIC 3144 FB                                                                        5,650,525
    10,000,000     5.700%, 7/15/2036, REMIC 3179 FP                                                                       10,047,509
     1,554,088     5.720%, 8/15/2036, REMIC 3206 FE                                                                        1,556,036
     2,465,606     7.500%, 4/15/2033, REMIC 3076 NM                                                                        2,575,911
                      TOTAL                                                                                               33,914,283
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--7.9%
       300,975     0.000%, 10/1/2035, REMIC 361 1                                                                            223,651
       967,238     5.570%, 10/25/2031, REMIC 2005-63 FC                                                                      962,893
     3,925,140     5.620%, 7/25/2036, REMIC 2006-58 FP                                                                     3,924,413
     5,514,309     5.660%, 11/25/2036, REMIC 2006-104 FY                                                                   5,506,678
     5,835,702     5.670%, 9/25/2036, REMIC 2006-81 FB                                                                     5,847,264
     4,645,104     5.680%, 12/25/2036, REMIC 2006-115 EF                                                                   4,643,265
     5,376,795     5.700%, 9/25/2036, REMIC 2006-85 PF                                                                     5,388,697
     1,837,839     5.700%, 10/25/2036, REMIC 2006-93 FM                                                                    1,837,397
     1,304,670     5.720%, 6/25/2036, REMIC 2006-43 FL                                                                     1,308,687
       168,779     6.500%, 4/1/2032, REMIC 321 2                                                                              44,476
                      TOTAL                                                                                               29,687,421
                   NON-AGENCY MORTGAGE-4.2%
     2,801,864     CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020                          2,689,104
     1,987,249     First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020                    1,907,342
     1,925,497     First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021                               1,865,524
     2,711,326     First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.538%, 11/25/2034                       2,667,432
     2,319,284     Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.520%, 5/19/2047                                    2,318,580
           711   2 Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018                                       497
        95,873   2 Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024                                    74,302
       349,825   2 Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027                                    12,135
     1,652,622     Washington Mutual 2006-AR1, Class 2A1B, 6.099%, 1/25/2046                                               1,655,088
     2,585,396     Washington Mutual 2006-AR15, Class 1A, 5.989%, 11/25/2046                                               2,584,711
                      TOTAL                                                                                               15,774,715
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           79,376,419
                      (IDENTIFIED COST $79,702,588)
                   ADJUSTABLE RATE MORTGAGES--5.4%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--1.8%
     6,769,291     5.544%, 3/1/2037, ARM                                                                                   6,720,161
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--3.6%
     6,438,439     5.630%, 4/1/2036, ARM                                                                                   6,411,747
     6,997,963     5.710%, 4/1/2037, ARM                                                                                   6,997,475
                      TOTAL                                                                                               13,409,222
                      TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $20,333,808)                                       20,129,383
                   U.S. TREASURY--0.0%
                   U.S. TREASURY BILL--0.0%
        50,000 3,4 4.84%, 7/19/2007 (IDENTIFIED COST $49,879)                                                                 49,903
                   REPURCHASE AGREEMENTS--15.5%
     5,000,000   5 Interest in $71,529,000 joint repurchase agreement 5.26%, dated 6/20/2007 under which Credit            5,000,000
                   Suisse First Boston Corp. will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 6/20/2037 for $71,832,084 on 7/19/2007. The market value of the underlying securities at the end of the period was $73,876,975 (segregated pending settlement of dollar-roll transactions).
    33,419,000     Interest in $2,000,000,000 joint repurchase agreement 5.38%, dated 6/29/2007 under which               33,419,000
                   Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2037 for $2,000,896,667 on 7/2/2007. The market value of the underlying securities at the end of the period was $2,052,466,495.
     4,783,000   5 Interest in $155,693,000 joint repurchase agreement 5.26%, dated 6/12/2007 under which UBS              4,783,000
                   Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                   4/15/2037 for $156,375,454 on 7/12/2007. The market value of the underlying securities at the end of the period was $160,765,290 (segregated pending settlement of dollar-roll transactions).
    15,000,000   5 Interest in $78,048,000 joint repurchase agreement 5.26%, dated 6/18/2007 under which UBS              15,000,000
                   Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                   4/15/2037 for $78,378,707 on 7/17/2007. The market value of the underlying securities at the end of the period was $80,521,289 (segregated pending settlement of dollar-roll transactions).
                      TOTAL REPURCHASE AGREEMENTS (AT COST)                                                               58,202,000
                      TOTAL INVESTMENTS --- 126.2%                                                                       473,184,756
                      (IDENTIFIED COST $475,257,912)6
                      OTHER ASSETS AND LIABILITIES --- NET --- (26.2)%                                                  (98,257,692)
                      TOTAL NET ASSETS --- 100%                                                                       $  374,927,064
  1 All or a portion of these securities are subject to dollar-roll transactions.
    Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being
  2 able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $86,934, which represented less than 0.0% of total net assets.
  3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
  4 Discount rate at time of purchase.
  5 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
  6 At June 30, 2007, the cost of investments for federal tax purposes was $475,257,912. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,073,156.
    This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
    $561,019 and net unrealized depreciation from investments for those securities having an excess of cost over value of
    $2,634,175.
    At June 30, 2007, the Fund had the following outstanding futures contracts:
                                                                                                                       UNREALIZED
                                                    NUMBER OF        NOTIONAL VALUE                                  APPRECIATION
    DESCRIPTION                                     CONTRACTS                            EXPIRATION DATE           (DEPRECIATION)
    7U.S. Treasury Notes 2-Year Long Futures        258              $52,575,563         September 2007                 $  34,608
    7U.S. Treasury Bond Short Futures               86               $9,266,500          September 2007                $ (58,324)
    NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS                                                                    $(23,716)
  7 Non-income producing security.


Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.


INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end registered investment companies, based on net asset value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2007, is as follows:

SECURITY                                                                 ACQUISITION DATE  ACQUISITION COST
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018  8/15/2001                     $604
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024  1/29/2002                  $72,559
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027  6/11/1999                  $10,706



The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit






FEDERATED ULTRASHORT BOND FUND
PORTFOLIO OF INVESTMENTS
June 30, 2007 (unaudited)

  PRINCIPAL                        VALUE
  AMOUNT             OR SHARES

                   ADJUSTABLE RATE MORTGAGES--5.8%
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.8%
  $  8,109,610     FNMA ARM 544848, 5.889%, 4/1/2030                                                             $   8,202,178
     5,802,010     FNMA ARM 544872, 6.112%, 7/1/2034                                                                 5,884,157
     1,752,058     FNMA ARM 556379, 6.429%, 5/1/2040                                                                 1,771,081
     6,222,602     FNMA ARM 618128, 5.549%, 8/1/2033                                                                 6,235,872
       173,739     FNMA ARM 638822, 7.275%, 6/1/2032                                                                   176,739
                      TOTAL ADJUSTABLE RATE MORTGAGES                                                               22,270,027
                      (IDENTIFIED COST $22,372,107)
                   ASSET-BACKED SECURITIES--34.2%
                   AUTO RECEIVABLES-14.3%
     2,738,342     Americredit Automobile Receivables Trust 2005-CF, Class A3, 4.52%, 5/6/2010                       2,728,308
     4,000,000     Americredit Automobile Receivables Trust 2007-AX, Class A3, 5.19%, 11/7/2011                      3,995,102
     2,000,000     Americredit Automobile Receivables Trust 2007-BF, Class A3A, 5.16%, 4/6/2012                      1,995,791
     1,750,000     Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013                   1,750,160
     3,500,000     BMW Vehicle Owner Trust 2005-A, Class B, 4.43%, 4/25/2011                                         3,468,058
     4,182,663     BMW Vehicle Owner Trust 2006-A, Class A2, 5.30%, 5/26/2009                                        4,184,722
     3,000,000     Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012                                2,987,458
     2,561,372     Capital One Prime Auto Receivables Trust 2006-2, Class A2, 5.17%, 5/15/2009                       2,561,782
       313,984     Harley-Davidson Motorcycle Trust 2003-1, Class A2, 2.63%, 11/15/2010                                309,409
       504,824     Harley-Davidson Motorcycle Trust 2004-1, Class B, 2.00%, 11/15/2011                                 497,664
     1,559,744     Harley-Davidson Motorcycle Trust 2004-3, Class B, 2.86%, 7/15/2012                                1,520,653
     2,000,000     Harley-Davidson Motorcycle Trust 2006-3, Class A3, 5.24%, 1/15/2012                               1,999,390
     2,884,111     Household Automotive Trust 2005-1, Class A3, 4.15%, 2/17/2010                                     2,874,692
     2,500,000     Household Automotive Trust 2007-1, Class A2, 5.32%, 5/17/2010                                     2,503,552
     1,500,000     Hyundai Auto Receivables Trust 2005-A, Class C, 4.22%, 2/15/2012                                  1,486,650
     2,750,000     Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013                                  2,723,346
     2,840,909 1,2 JPMorgan Auto Receivables Trust 2006-A, Class A2, 5.35%, 6/15/2009                                2,837,171
       828,020     Morgan Stanley Auto Loan Trust 2004-HB2, Class A3, 2.94%, 3/16/2009                                 824,671
       504,291     Navistar Financial Corp. Owner Trust 2004-B, Class B, 3.39%, 10/15/2012                             492,669
       511,855     Nissan Auto Lease Trust 2005-A, Class A3, 4.70%, 10/15/2008                                         511,323
     2,026,040     Nissan Auto Receivables Owner Trust 2003-C, Class A5, 3.21%, 3/16/2009                            2,015,020
     3,113,292     Onyx Acceptance Auto Owner Trust 2005-B, Class A3, 4.18%, 3/15/2010                               3,097,839
     2,000,000     Superior Wholesale Inventory Financing Trust 2007-AE1, Class B, 5.62%, 7/15/2007                  2,004,349
     2,176,419     WFS Financial Owner Trust 2005-2, Class A3, 4.17%, 12/17/2009                                     2,172,906
     3,500,000 1,2 Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012                                  3,481,476
                      TOTAL                                                                                         55,024,161
                   CREDIT CARD--7.2%
     3,000,000     American Express Credit Account Master Trust 2004-5, Class A, 5.41%, 4/15/2012                    3,013,153
       500,000     Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014                              502,912
     4,000,000     Bank of America Credit Card Trust 2007-C1, Class C1, 5.61%, 6/15/2014                             4,014,030
     3,000,000     Capital One Multi Asset Execution Trust 2007-B3, Class B3, 5.05%, 3/15/2013                       2,966,254
     5,000,000     Citibank Credit Card Issuance Trust 2004-A7, Class A7, 5.45%, 11/25/2013                          5,015,735
     5,000,000     Citibank Credit Card Issuance Trust 2004-B2, Class B2, 5.64%, 10/7/2013                           5,031,691
     6,000,000     National City Credit Card Master Trust 2005-1, Class A, 5.37%, 8/15/2012                          6,022,061
     1,000,000     National City Credit Card Master Trust 2005-1, Class B, 5.51%, 8/15/2012                          1,004,014
                      TOTAL                                                                                         27,569,850
                   EQUIPMENT LEASE--3.7%
       982,840     CIT Equipment Collateral 2004-EF1, Class A3, 3.50%, 9/20/2008                                       978,261
     4,500,000     CNH Equipment Trust 2004-A, Class A4B, 3.48%, 9/15/2011                                           4,444,546
     1,028,744     CNH Equipment Trust 2005-A, Class A3, 4.02%, 4/15/2009                                            1,024,786
     1,043,197 1,2 Great America Leasing Receivables 2004-1, Class B, 3.47%, 3/20/2010                               1,031,430
       651,998 1,2 Great America Leasing Receivables 2004-1, Class C, 3.71%, 7/20/2011                                 645,107
     4,000,000 1,2 Great America Leasing Receivables 2006-1, Class A3, 5.34%, 1/15/2010                              4,022,500
     2,000,000     John Deere Owner Trust 2007-A, Class A2, 5.24%, 10/15/2009                                        1,998,695
                      TOTAL                                                                                         14,145,325
                   HOME EQUITY LOAN -- 6.3%
       129,306     Ameriquest Mortgage Securities, Inc. 2004-IA1, Class A3, 5.97%, 9/25/2034                           129,387
     2,500,000     Asset Backed Funding Certificate 2005-OPT1, Class A2C, 5.68%, 7/15/2035                           2,516,839
       294,921     Countrywide Asset Backed Certificates 2004-4, Class A, 5.69%, 8/25/2034                             295,229
     1,547,635     Fifth Third Home Equity Loan Trust 2003-1, Class A, 5.57%, 9/20/2023                              1,551,168
     3,174,096 1,2 GSAA Home Equity NIM Trust 2007-3, Class N1, 6.00%, 1/26/2037                                     3,130,452
     1,652,822 1,2 GSAA Home Equity Trust 2006-8N, Class N1, 6.00%, 10/26/2036                                       1,632,161
         5,455 1,2 Hasco NIM Trust 2006-OP2A, Class A, 5.856%, 1/26/2036                                                 5,344
     1,000,000     Morgan Stanley ABS Capital I 2004-OP1, Class M3, 6.00%, 11/25/2034                                  999,225
       109,416   1 NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029                                                   21,952
     3,769,218 1,2 NationStar NIM Trust 2007-B, Class A, 8.75%, 5/25/2037                                            3,748,035
     2,000,000 1,2 Nationstar NIM Trust 2007-C, Class A, 8.00%, 6/25/2037                                            1,995,689
       250,280     Novastar Home Equity Loan 2004-4 A1B, Class A1B, 5.72%, 3/25/2035                                   250,927
       275,020     Option One Mortgage Loan Trust 2005-1, Class A1B, 5.65%, 2/25/2035                                  276,107
     1,850,000     Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035                      1,819,683
     2,245,640 1,2 Quest Trust 2004 - X1, Class A, 5.65%, 3/25/2034                                                  2,231,268
       286,609     Residential Asset Securitization Trust 2003-KS6, Class A2, 5.92%, 8/25/2033                         286,699
       293,873     Saxon Asset Securities Trust 2005-1, Class A1, 5.55%, 5/25/2035                                     294,214
     3,227,647 1,2 Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047        3,101,704
                      TOTAL                                                                                         24,286,083
                   MANUFACTURED HOUSING--1.5%
     1,086,998     Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027                                     1,105,327
     4,223,625     Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027                                     4,331,298
       105,115     Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028                            101,542
       156,972     Vanderbilt Mortgage Finance 1999-A, Class 2B2, 7.92%, 6/7/2016                                      157,753
                      TOTAL                                                                                          5,695,920
                   OTHER -- 0.4%
     1,630,000 1,2 KLIO Funding Ltd. 2004-1A, Class A1, 5.91%, 4/23/2039                                             1,638,595
                   RATE REDUCTION BOND--0.8%
     2,908,812     Atlantic City Electric Transition Funding 2002-1, Class A1, 2.89%, 7/20/2010                      2,875,970
                      TOTAL ASSET-BACKED SECURITIES                                                                131,235,904
                      (IDENTIFIED COST $131,656,730)
                   CORPORATE BONDS--22.0%
                   BASIC INDUSTRIES - CHEMICALS--1.1%
     4,300,000     Praxair, Inc., 2.75%, 6/15/2008                                                                   4,192,564
                   CAPITAL GOODS - AEROSPACE & DEFENSE--0.5%
     2,000,000     General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010                                                1,952,838
                   CAPITAL GOODS - BUILDING MATERIALS--0.5%
     2,000,000     CRH America, Inc., 5.625%, 9/30/2011                                                              1,992,516
                   COMMUNICATIONS - MEDIA & CABLE--1.6%
     2,000,000     Comcast Corp., Company Guarantee, 5.85%, 1/15/2010                                                2,018,065
     3,000,000     Cox Communications, Inc., Note, 5.91%, 12/14/2007                                                 3,006,642
     1,000,000 1,2 Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012                                          986,615
                      TOTAL                                                                                          6,011,322
                   COMMUNICATIONS - MEDIA NONCABLE--1.2%
     4,750,000     Reed Elsevier, Inc., Floating Rate Note, 5.69%, 6/15/2010                                         4,752,914
                   COMMUNICATIONS - TELECOM WIRELINES--1.1%
     2,000,000     BellSouth Corp., 5.485%, 11/15/2007                                                               2,001,315
     2,290,000     Telecom Italia Capital, Note, 5.836%, 2/1/2011                                                    2,301,422
                      TOTAL                                                                                          4,302,737
                   CONSUMER CYCLICAL - AUTOMOTIVE--0.9%
     3,600,000 1,2 American Honda Finance Corp., 3.85%, 11/6/2008                                                    3,531,433
                   CONSUMER CYCLICAL - ENTERTAINMENT--0.4%
     1,500,000     Walt Disney Co., Note, 5.70%, 7/15/2011                                                           1,513,789
                   CONSUMER CYCLICAL - RETAILERS--0.5%
     2,100,000     Target Corp., 3.375%, 3/1/2008                                                                    2,073,007
                   CONSUMER NON-CYCLICAL FOOD/BEVERAGE--0.9%
     3,500,000     General Mills, Inc., 3.875%, 11/30/2007                                                           3,477,411
                   CONSUMER NON-CYCLICAL PRODUCTS--1.3%
     2,500,000     Gillette Co., 2.875%, 3/15/2008                                                                   2,456,652
     2,500,000     Procter & Gamble Co., 3.50%, 12/15/2008                                                           2,439,022
                      TOTAL                                                                                          4,895,674
                   ENERGY - INDEPENDENT--1.2%
     2,500,000     Anadarko Petroleum Corp., Floating Rate Note, 5.76%, 9/15/2009                                    2,503,507
     2,304,000 1,2 Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                               2,244,384
                      TOTAL                                                                                          4,747,891
                   ENERGY - INTEGRATED--0.6%
     2,222,250 1,2 Qatar Petroleum, 5.579%, 5/30/2011                                                                2,214,597
                   FINANCIAL INSTITUTION - BANKING-3.5%
     1,700,000     Bank of America Corp., Unsecd. Note, 7.80%, 2/15/2010                                             1,797,392
     2,500,000     J.P. Morgan & Co., Inc., Sub. Note, 6.25%, 1/15/2009                                              2,534,104
     4,600,000     U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                                                          4,599,661
     4,500,000     Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007                                                    4,498,754
                      TOTAL                                                                                         13,429,911
                   FINANCIAL INSTITUTION - FINANCE NONCAPTIVE-3.4%
     7,100,000     American Express Co., 3.75%, 11/20/2007                                                           7,056,142
     2,000,000     Capital One Financial Corp., Sr. Note, (Series MTN), 5.70%, 9/15/2011                             1,996,654
     2,000,000     General Electric Capital Corp., 4.00%, 6/15/2009                                                  1,953,885
     2,000,000     Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010                                    1,975,504
                      TOTAL                                                                                         12,982,185
                   FINANCIAL INSTITUTION - INSURANCE - P&C--0.5%
     2,000,000 1,2 ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065                                         2,020,380
                   FINANCIAL INSTITUTION - REITS--0.8%
     3,100,000     Archstone-Smith Trust, 3.00%, 6/15/2008                                                           3,024,606
                   TECHNOLOGY--0.8%
     1,000,000     Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008                                                   1,007,846
     2,000,000     Hewlett-Packard Co., Note, 6.50%, 7/1/2012                                                        2,085,431
                      TOTAL                                                                                          3,093,277
                   TRANSPORTATION - SERVICES--0.4%
     1,500,000     FedEx Corp., Note, 5.50%, 8/15/2009                                                               1,501,322
                   UTILITY - ELECTRIC--0.8%
     3,000,000     Dominion Resources, Inc., 5.125%, 12/15/2009                                                      2,977,902
                      TOTAL CORPORATE BONDS                                                                         84,688,276
                      (IDENTIFIED COST $85,516,141)
                   MORTGAGE--BACKED SECURITIES - 0.9%
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION -0.9%
     1,447,440     Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014                               1,439,740
     2,135,498     Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033                              2,167,813
                      TOTAL MORTGAGE--BACKED SECURITIES                                                              3,607,553
                      (IDENTIFIED COST $3,710,038)
                   COLLATERALIZED MORTGAGE OBLIGATIONS--15.9%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--0.3%
       639,430     Federal Home Loan Mortgage Corp. REMIC 2141 NI, 6.00%, 11/15/2027                                    16,901
       954,412     Federal Home Loan Mortgage Corp. REMIC 2571 FB, 5.67%, 2/15/2018                                    960,283
                      TOTAL                                                                                            977,184
                   FINANCIAL INSTITUTION - BANKING--1.3%
     5,000,000     Washington Mutual, Inc., Class A6, 3.695%, 6/25/2033                                              4,953,401
                   NON-AGENCY MORTGAGE--14.3%
       109,106     Bank of America Mortgage Securities 2003-A, Class 1A1, 7.372%, 2/25/2033                            109,057
       684,327   1 C-BASS ABS LLC (Series 1999-3), Class B1, 6.622%, 1/28/2029                                         613,541
     3,000,000     Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036                                              2,988,857
     1,000,891     Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 5.87%, 11/20/2035                         1,002,009
     1,909,234     Countrywide Home Loans 2003-15, Class 1A1, 5.82%, 6/25/2018                                       1,916,427
     1,592,297     Countrywide Home Loans 2006-OA5, Class 2A3, 5.69%, 4/25/2046                                      1,592,297
     2,275,628     Crusade Global Trust 2005-1, Class A1, 5.42%, 6/17/2037                                           2,281,264
     4,000,000 1,2 Harwood Street Funding I LLC 2004-1, Class CTFS, 7.32%, 9/20/2009                                 3,958,867
     1,493,635     Impac CMB Trust 2004-7, Class 1A2, 5.78%, 11/25/2034                                              1,493,977
     1,853,067     Impac CMB Trust 2004-9, Class 1A2, 5.76%, 11/25/2034                                              1,856,967
     4,000,000     Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 5.59%, 2/25/2037                           4,000,000
     3,712,294     Master Asset Securitization Trust 2003-8, Class 3A2, 5.72%, 9/25/2033                             3,712,294
     2,200,000     Permanent Financing (No. 5) PLC, Class 2C, 6.01%, 6/10/2042                                       2,174,331
     2,300,000     Permanent Master Issuer PLC 2006-1, Class 1C, 5.556%, 7/15/2042                                   2,300,000
           916   1 Resecuritization Mortgage Trust 1998-A, Class B3, 7.902%, 10/26/2023                                    723
       449,310     WMALT Mortgage Pass-Through Certificates 2005-AR1, Class B2, 6.52%, 12/25/2035                      449,419
     4,496,030     Washington Mutual 2003-S8, Class A2, 5.00%, 9/25/2018                                             4,314,055
     3,029,807     Washington Mutual 2006-AR1, Class 2A1B, 6.099%, 11/25/2046                                        3,034,329
     3,447,195     Washington Mutual 2006-AR15, Class 1A, 5.989%, 11/25/2046                                         3,446,281
     1,682,690     Washington Mutual 2006-AR17, Class 1A, 5.849%, 12/25/2046                                         1,683,384
     5,080,740     Wells Fargo Mortgage Backed Securities Trust 2003-6, Class 1A1, 5.00%, 6/25/2018                  4,881,359
     1,721,785     Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 5.512%, 7/25/2034                 1,720,233
     5,443,268     Wells Fargo Mortgage Backed Securities Trust 2004-K, Class 2A5, 4.733%, 7/25/2034                 5,393,848
                      TOTAL                                                                                         54,923,519
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                     60,854,104
                      (IDENTIFIED COST $63,269,091)
                   U.S. TREASURY--0.1%
       500,000   3 United States Treasury Bill, 4.94%, 7/26/2007                                                       498,610
                   (IDENTIFIED COST $498,285)
                   MUTUAL FUNDS--21.1%4
     2,028,975     Federated Mortgage Core Portfolio                                                                19,660,765
    59,624,299   5 Prime Value Obligations Fund, Institutional Shares, 5.26%                                        59,624,299
       275,052     High Yield Bond Portfolio                                                                         1,881,357
                      TOTAL MUTUAL FUNDS                                                                            81,166,421
                      (IDENTIFIED COST $81,848,446)
                      TOTAL INVESTMENTS-100.0%                                                                     384,320,895
                      (IDENTIFIED COST $388,870,838)6
                      OTHER ASSETS AND LIABILTIES - NET - 0.0%                                                         139,846
                      TOTAL NET ASSETS - 100%                                                                    $ 384,460,741
  1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2007, these restricted securities amounted to $45,093,424, which represented 11.7% of total net assets.
  2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of
    Directors (the "Directors"). At June 30, 2007, these liquid restricted securities amounted to $44,457,208, which represented
    11.6% of total net assets.
  3 Discount rate at time of purchase.
  4 Affiliated companies.
  5 7-Day net yield.
  6 At June 30, 2007, the cost of investments for federal tax purposes was $388,870,838. The net unrealized depreciation of investments for federal tax purposes was $4,549,943. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $701,552 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,251,495.

INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Directors may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.


RESTRICTED SECURITIES

    Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at June 30, 2007 is as follows:

    SECURITY                                                                      ACQUISITION DATE          ACQUISITION COST
    C-BASS ABS LLC (Series 1999-3), Class B1, 6.622%, 1/28/2029                   7/9/1999                  $554,143
    NC Finance Trust 1999-1, Class B, 8.75%, 1/25/2029                            2/23/1999                 $108,887
    Resecuritization Mortgage Trust 1998-A, Class B3, 7.902%, 10/26/2023          2/12/1999                 $50,314

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2007.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgages
 FNMA  --Federal National Mortgage Association
 MTN   --Medium Term Note
 NIM   --Net Interest Margin
 OPT   --Option
 REITs --Real Estate Investment Trusts
 REMIC --Real Estate Mortgage Investment Conduit







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN SERIES, INC.

BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        AUGUST 21, 2007


BY          /S/ RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        AUGUST 21, 2007







                                      -1-